Taxes Payable (Tables)	6 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Schedule of Tax Payables

Tax payables consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Income tax payable	$346,473	$874,547
Withholding tax payable	219	519
VAT tax payable	15	546
Tax payables	$346,707	$875,612